Loans And Leases (Recorded Investment In Nonaccrual Loans By Class Of Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans past due over 90 days still on accrual
Total nonaccrual and nonperforming loans	377	470
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	100	115
Single-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	167	253
Purchased For Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	89	102
Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	21
Nonaccrual [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual and nonperforming loans	$ 377	$ 470